FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value of hierarchy for assets and liabilities

				Balance at
December 31, 2021	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investment in marketable securities	169,815	—	—	169,815
Total Assets	169,815	—	—	169,815

There were no investments in marketable securities as of December 31, 2020.